Other Assets- Additional Information (Detail) (USD $)	12 Months Ended					3 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Sep. 30, 2014	Mar. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment Realized upon Sale or Liquidation, before Tax	$ (7,718,000)	[1]	$ 0	[1]	$ 0
Bank Owned Life Insurance	0		228,805,000
Gain Loss On Sale Of Other Assets	0		0		(2,545,000)
Taxes Other	25,700,000
PUERTO RICO | Westernbank Assets Capital Gain Treatment [Member] | Closing Agreement with the Puerto Rico Department of Treasury [Member]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Income Taxes Paid	45,000,000
UNITED STATES
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Bank Owned Life Insurance						231,200,000
Gain Loss On Sale Of Other Assets						100,000
PaymentsForProceedsFromOtherInvestingActivities						231,400,000
Centro Financiero BHD [Member]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Equity Method Investment Ownership Percentage	15.82%		19.99%				15.79%
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment Realized upon Sale or Liquidation, before Tax							7,700,000
Share Of Changes In Stockholders Equity							$ 14,200,000

[1]	All amounts presented are net of tax.